Loans (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021
Loans (Details) [Line Items]
Net deferred loan fees		$ 290,000	$ 167,000
Loans acquired credit quality		$ 400,000	$ 595,000
Investment nonaccrual loans past due term days		90 days	90 days
Nonaccrual loan total		$ 5,531,000	$ 6,412,000
Loans borrowing, description			the year ended June 30, 2021, the Company had two loans, which were associated with a single borrower and were both secured by a single-family residence, restructured as TDRs. The loans were classified as TDRs pursuant to court action under Chapter 7 bankruptcy proceedings without the borrower reaffirming the debt personally. Those two loans were current and totaled $142,000 at June 30, 2021.
COVID-19 pandemic description	In December 2020, Congress amended the CARES Act through the Consolidated Appropriation Act of 2021, which provided additional COVID-19 relief to American families and businesses, including extending TDR relief under the CARES Act until the earlier of December 31, 2021 or 60 days following the termination of the national emergency. The relief can only be applied to modifications for borrowers that were not more than 30 days past due as of December 31, 2019. The Company elected to adopt these provisions of the CARES Act. In response to the Covid-19 pandemic and the widespread economic downturn that immediately resulted, the Company adopted a loan forbearance plan in which then-current affected borrowers could request deferral of their loan payments for a period of three months. A total of $815,000 in loans were accepted into the plan for the twelve months ended June 30, 2021. At June 30, 2021 all of those loans had reached the end of their three-month deferral date period and returned to regular payment status.
Loan amount past due description		At June 30, 2022, the table below includes $161,000 in loans 30-89 days past due and approximately $15,000 of loans past due over 90 days that were acquired with deteriorated credit quality, while at June 30, 2021, the table below includes $96,000 in loans 30-89 days past due and approximately $25,000 of loans past due over 90 days of such loans.
Purchase credit discount		$ 88,000	$ 88,000
One- to four-family [Member]
Loans (Details) [Line Items]
loans in process of foreclosure total		$ 489,000	$ 577,000
Loans Past Due Over 90 Days [Member]
Loans (Details) [Line Items]
Investment nonaccrual loans past due term days		90 days	90 days
Nonaccrual loan total		$ 301,000	$ 365,000
Troubled Debt Restructuring [Member]
Loans (Details) [Line Items]
Nonaccrual loan total		1,400,000	1,700,000
Loan amount		$ 1,400,000	$ 1,700,000
Troubled debt borrowing description		Of the TDRs at June 30, 2022, approximately 24.7% were related to the borrower’s completion of Chapter 7 bankruptcy proceedings with no reaffirmation of the debt to the Banks.